INDEPENDENCE
                                                                          ONE
                                                                        MONEY
                                                                       MARKET
                                                                        FUNDS

                                                           SEMI-ANNUAL REPORT
                                                              TO SHAREHOLDERS
                                                             OCTOBER 31, 1995
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Money Market Funds for the six-month period ended October 31, 1995. Inside, you will find complete financial information for each fund--beginning with the portfolio manager's investment review, which is followed by a complete list of investments and financial statements.

Each Independence One money market fund is a convenient, stable way to put your cash to work pursuing competitive money market income--every day.*

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid a total of $0.03 per share in dividends over the reporting period. Assets in the fund increased over the period, reaching $278.3 million at its end.

INDEPENDENCE ONE PRIME MONEY MARKET FUND, a high-quality portfolio of money market securities, paid a total of $0.03 per share in dividends over the reporting period. Total assets in the fund grew considerably, from $233.6 million on the first day of the period to $362.7 million on the last day of the period.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND, a high-quality portfolio of Michigan municipal money market securities, paid a total of $0.02 per share in tax-free dividends over the reporting period.** Assets in the fund totaled $68.7 million on the last day of the period.

Thank you for keeping your ready cash working through one or more of the Independence One Money Market Funds.

Sincerely,

Edward C. Gonzales
President
December 15, 1995

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

** Income may be subject to the federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

The shares of Independence One U.S. Treasury Money Market Fund represent interests in the fund, which is one of a series of investment portfolios in the Independence One Mutual Funds, an open-end, management investment company. The investment objective of the fund is to provide current income consistent with stability of principal. The fund pursues this investment objective by investing exclusively in a portfolio of short-term U.S. Treasury obligations.

Short-term interest rates have fallen since April 30, 1995 (the date of our last Annual Report). This trend in interest rates is reflected in the 7-day net yield for the fund, which has ranged from 5.42% on April 30, 1995 to its current yield of 5.26% on October 31, 1995.* Total net assets in the fund are approximately $278 million. The average maturity for the fund as of October 31, 1995 was 35 days.

INDEPENDENCE ONE PRIME MONEY MARKET FUND

The shares of Independence One Prime Money Market Fund represent interests in the fund, which is one of a series of investment portfolios in the Independence One Mutual Funds, an open-end, management investment company. The investment objective of the fund is to provide current income consistent with stability of principal. The fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in 397 days or less.

Short-term interest rates have fallen since April 30, 1995 (the date of our last Annual Report). This trend in interest rates is reflected in the 7-day net yield for the fund, which has ranged from 5.55% on April 30, 1995 to its current yield of 5.26% on October 31, 1995 for Class A.* The 7-day net yield for Class B as of October 31, 1995 was 5.51%.* Total net assets in the fund are approximately $363 million. The average maturity for the fund as of October 31, 1995 was 56 days.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

The shares of Independence One Michigan Municipal Cash Fund represent interests in the fund, which is one of a series of investment portfolios in the Independence One Mutual Funds, an open-end, management investment company. The investment objective of the fund is to provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with the stability of principal. The fund pursues this investment objective by investing at least 80% of its assets in a portfolio of Michigan municipal securities maturing in 397 days or less.

Short-term interest rates have fallen since April 30, 1995 (the date of our last Annual Report). This trend in interest rates is reflected in the 7-day net yield for the fund, which has ranged from 3.66% on April 30, 1995 to its current yield of 3.32% on October 31, 1995.* Total net assets in the fund are approximately $69 million. The average maturity for the fund as of October 31, 1995 was 33 days.

* Performance quoted represents past performance and is not indicative of future results. Yields will vary.


ECONOMIC REVIEW
--------------------------------------------------------------------------------

The Federal Reserve Open Market Committee (the "Committee") meets eight times a year to deliberate monetary policy. The Committee has been inactive during most of 1995. The year began with its federal funds target rate at 5.50% and its official discount rate at 4.75%. On February 1, 1995, both benchmark rates were increased by 50 basis points in response to continued signs of economic strength and fears of building inflation pressures. This increase in managed interest rates turned out to be the last in the Committee's twelve-month tightening program that raised the federal funds rate a total of 300 basis points. When it became apparent that the economy had indeed slowed its rate of growth the Committee reversed its stance. It lowered the federal funds rate by 25 basis points to 5.75% after its July 6th meeting. Federal Reserve (the "Fed") policymakers have left this key rate unchanged since that time.

The pace of economic activity picked up during the second half of 1995. Gross Domestic Product rose 4.2% during the third quarter and is expected to grow at a 2.8% annual rate during the fourth quarter. The unemployment rate has stayed below 6% all year, and its most recent reading was 5.5% for the month of October.

All in all, the Fed should be pleased with the overall health of the economy and the strong performance of both the equity and credit markets. It is our opinion that the Fed will need solid evidence to shift from their current posture of "wait and see."

The funds' investment adviser will continue to monitor economic and market developments to best serve our shareholders who seek a well-managed fund that seeks a high degree of safety, liquidity and competitive yields.


RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Independence One Mutual Funds shareholders was held on September 15, 1995. On June 5, 1995, the record date for shareholders voting at the meeting, there were 544,073,517 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                                                                   WITHHELD
 AGENDA                                                                                           AUTHORITY
  ITEM                                                   FOR         AGAINST       ABSTAIN         TO VOTE
   1. Election of Trustee of the Trust.*
      Thomas S. Wilson
                                                      242,098,318     4,562,052    44,281,883         0

   2. Independence One Michigan Municipal Cash Fund
      To approve or disapprove a new investment advisory contract between the Trust and Michigan National Bank.
                                                       27,036,672       738,198     6,324,767        N/A

   3. Independence One Prime Money Market Fund
      To approve or disapprove a new investment advisory contract between the Trust and Michigan National Bank.
                                                      110,974,501     6,767,335    14,869,998        N/A

   4. Independence One U.S. Treasury Money Market Fund
      To approve or disapprove a new investment advisory contract between the Trust and Michigan National Bank.
                                                      100,385,294       416,015    17,090,788        N/A


* The following Trustees of the Trust continued their terms as Trustee of the
  Trust: Robert E. Baker, Harold Berry, Clarence G. Frame, and Harry J. Nederlander.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
(A) REPURCHASE AGREEMENTS--83.1%
-------------------------------------------------------------------------------------------------
$  13,054,000  Bank of America, 5.85%, dated 10/31/1995, due 11/1/1995                             $   13,054,000
               ----------------------------------------------------------------------------------
   69,941,000  Daiwa Securities America, Inc., 5.85%, dated 10/31/1995,
               due 11/1/1995                                                                           69,941,000
               ----------------------------------------------------------------------------------
   13,054,000  Dean Witter Reynolds, Inc., 5.78%, dated 10/31/1995, due 11/1/1995                      13,054,000
               ----------------------------------------------------------------------------------
   13,054,000  Donaldson, Lufkin & Jenrette Securities Corp., 5.85%, dated
               10/31/1995, due 11/1/1995                                                               13,054,000
               ----------------------------------------------------------------------------------
   69,941,000  First Chicago Capital Markets, Inc., 5.85%, dated 10/31/1995,
               due 11/1/1995                                                                           69,941,000
               ----------------------------------------------------------------------------------
   13,054,000  Goldman, Sachs & Co., 5.75%, dated 10/31/1995,
               due 11/1/1995                                                                           13,054,000
               ----------------------------------------------------------------------------------
   13,054,000  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.75%, dated 10/31/95, due 11/1/1995       13,054,000
               ----------------------------------------------------------------------------------
   13,058,000  Prudential Securities, Inc., 5.70%, dated 10/31/1995, due 11/1/1995                     13,058,000
               ----------------------------------------------------------------------------------
   13,054,000  Union Bank of Switzerland, 5.85%, dated 10/31/1995, due 11/1/1995                       13,054,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                            231,264,000
               ----------------------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--17.4%
-------------------------------------------------------------------------------------------------
               U.S. TREASURY BILLS--17.4%
               ----------------------------------------------------------------------------------
   15,000,000  4/4/1996                                                                                14,648,990
               ----------------------------------------------------------------------------------
   15,000,000  5/2/1996                                                                                14,584,819
               ----------------------------------------------------------------------------------
   10,000,000  5/30/1996                                                                                9,674,122
               ----------------------------------------------------------------------------------
   10,000,000  7/25/1996                                                                                9,589,858
               ----------------------------------------------------------------------------------  --------------
               TOTAL U.S. TREASURY OBLIGATIONS                                                         48,497,789
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST (B)                                            $  279,761,789(A)
               ----------------------------------------------------------------------------------  --------------


 (a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($278,352,567) at October 31, 1995.
(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  231,264,000
---------------------------------------------------------------------------------
Investments in securities                                                              48,497,789
---------------------------------------------------------------------------------  --------------
     Total investments in securities,
     at amortized cost and value                                                                   $  279,761,789
-------------------------------------------------------------------------------------------------
Cash                                                                                                          967
-------------------------------------------------------------------------------------------------
Income receivable                                                                                          37,428
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     279,800,184
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                             1,249,717
---------------------------------------------------------------------------------
Accrued expenses                                                                          197,900
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  1,447,617
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 278,352,567 shares outstanding                                                      $  278,352,567
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$278,352,567 / 278,352,567 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  7,667,561
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  518,143
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    163,788
----------------------------------------------------------------------------------------
Custodian fees                                                                                29,405
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      15,156
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      8,290
----------------------------------------------------------------------------------------
Legal fees                                                                                     1,036
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     23,576
----------------------------------------------------------------------------------------
Share registration costs                                                                       7,901
----------------------------------------------------------------------------------------
Printing and postage                                                                           2,720
----------------------------------------------------------------------------------------
Insurance premiums                                                                             3,627
----------------------------------------------------------------------------------------
Miscellaneous                                                                                 11,529
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                        785,171
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  6,882,390
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                               (UNAUDITED)          YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                       $        6,882,390   $      10,827,606
-------------------------------------------------------------------------  --------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income                                            (6,882,390)        (10,827,606)
-------------------------------------------------------------------------  --------------------  -----------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                     1,170,694,342       1,859,720,057
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                               3,363,168           5,250,905
-------------------------------------------------------------------------
Cost of shares redeemed                                                         (1,140,592,132)     (1,835,916,082)
-------------------------------------------------------------------------  --------------------  -----------------
     Change in net assets resulting from share transactions                         33,465,378          29,054,880
-------------------------------------------------------------------------  --------------------  -----------------
          Change in net assets                                                      33,465,378          29,054,880
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                                244,887,189         215,832,309
-------------------------------------------------------------------------  --------------------  -----------------
End of period                                                               $      278,352,567   $     244,887,189
-------------------------------------------------------------------------  --------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                          ENDED
                                       (UNAUDITED)
                                       OCTOBER 31,                           YEAR ENDED APRIL 30,
                                          1995          1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                                  $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                      0.03          0.04       0.03       0.03       0.05       0.07        0.08
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                    (0.03)        (0.04)     (0.03)     (0.03)     (0.05)     (0.07)      (0.08)
-----------------------------------        ------     ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD          $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------        ------     ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                             2.71%         4.49%      2.63%      2.92%      4.81%      7.17%       7.83%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                                   0.61%*        0.63%      0.61%      0.54%      0.57%      0.60%       0.35%*
-----------------------------------
  Net investment income                      5.31%*        4.41%      2.60%      2.90%      4.55%      6.91%       8.17%*
-----------------------------------
  Expense waiver/ reimbursement (c)           --            --        0.00%      0.09%      0.12%      0.07%       0.32%*
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                          $278,353      $244,887   $215,832   $214,069   $224,803   $131,263     $82,947
-----------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 1, 1989 (date of initial public investment) to April 30, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
DEPOSIT--28.9% ----------------------------------------------------------------------------------
$  10,000,000  Abbey National N. A. Corp. 5.75%, 11/8/1995                                         $   10,000,010
               ----------------------------------------------------------------------------------
   10,000,000  Bank of Montreal 5.79%, 1/12/1996                                                       10,000,197
               ----------------------------------------------------------------------------------
   10,000,000  Bank of Nova Scotia 5.72%, 1/25/1996                                                    10,000,695
               ----------------------------------------------------------------------------------
    5,000,000  Banque Nationale De Paris 5.74%, 12/18/1995                                              5,000,123
               ----------------------------------------------------------------------------------
    5,000,000  Commerzbank 5.75%, 12/1/1995                                                             5,000,041
               ----------------------------------------------------------------------------------
   10,000,000  Commerzbank 5.79%, 1/24/1996                                                            10,000,230
               ----------------------------------------------------------------------------------
    5,000,000  Lloyd's Bank 5.78%, 1/8/1996                                                             5,000,093
               ----------------------------------------------------------------------------------
   10,000,000  National Westminster 5.77%, 11/27/1995                                                   9,999,785
               ----------------------------------------------------------------------------------
    5,000,000  National Westminster 5.80%, 1/24/1996                                                    5,000,104
               ----------------------------------------------------------------------------------
   10,000,000  Rabobank Nederland 5.77%, 11/17/1995                                                    10,000,028
               ----------------------------------------------------------------------------------
   15,000,000  Societe Generale North America, Inc. 5.77%, 11/21/1995                                  14,999,459
               ----------------------------------------------------------------------------------
   10,000,000  Westdeutsche Landesbank 6.21%, 5/16/1996                                                10,000,515
               ----------------------------------------------------------------------------------  --------------
               TOTAL CERTIFICATES OF DEPOSIT                                                          105,001,280
               ----------------------------------------------------------------------------------  --------------
(A) COMMERCIAL PAPER--20.5%
-------------------------------------------------------------------------------------------------
               BANKING--4.1%
               ----------------------------------------------------------------------------------
   15,000,000  Asset Securitization Cooperative Corp. 5.75%, 12/5/1995                                 14,918,967
               ----------------------------------------------------------------------------------  --------------
               FINANCE--9.6%
               ----------------------------------------------------------------------------------
   10,000,000  Fleet Funding Corp. 5.75%, 12/8/1995                                                     9,941,211
               ----------------------------------------------------------------------------------
   10,000,000  Paribas Banque Finance, Inc. 5.75%, 11/27/1995                                           9,958,978
               ----------------------------------------------------------------------------------
    7,000,000  Transamerica Finance Corp. 5.78%, 11/10/1995                                             6,989,938
               ----------------------------------------------------------------------------------
    8,000,000  Transamerica Finance Corp. 5.75%, 12/7/1995                                              7,954,240
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   34,844,367
               ----------------------------------------------------------------------------------  --------------
               FINANCE-RETAIL--2.7%
               ----------------------------------------------------------------------------------
   10,000,000  AT & T Capital Corp. 5.79%, 1/19/1996                                                    9,874,697
               ----------------------------------------------------------------------------------  --------------
               UTILITIES--4.1%
               ----------------------------------------------------------------------------------
$   6,000,000  Pacificorp 5.73%, 11/28/1995                                                        $    5,974,260
               ----------------------------------------------------------------------------------



INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
(A) COMMERCIAL PAPER--CONTINUED
-------------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               ----------------------------------------------------------------------------------
    5,000,000  Pacificorp 5.74%, 11/22/1995                                                             4,983,346
               ----------------------------------------------------------------------------------
    4,050,000  Pacificorp 5.75%, 11/30/1995                                                             4,031,339
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   14,988,945
               ----------------------------------------------------------------------------------  --------------
               TOTAL COMMERCIAL PAPER                                                                  74,626,976
               ----------------------------------------------------------------------------------  --------------
CORPORATE BONDS--19.3%
-------------------------------------------------------------------------------------------------
               BANKING--13.8%
               ----------------------------------------------------------------------------------
   10,000,000  Bank America of Chicago 5.74%, 11/28/1995                                               10,000,000
               ----------------------------------------------------------------------------------
   10,000,000  Banque National de Paris 6.27%, 8/28/1996                                               10,000,000
               ----------------------------------------------------------------------------------
    5,000,000  NBD Bancorp 5.74%, 11/29/1995                                                            5,000,000
               ----------------------------------------------------------------------------------
   10,000,000  NBD Bancorp 5.78%, 1/5/1996                                                              9,999,786
               ----------------------------------------------------------------------------------
   15,000,000  Wachovia Bank of North Carolina 5.74%, 11/17/1995                                       14,999,994
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   49,999,780
               ----------------------------------------------------------------------------------  --------------
               CHEMICALS--1.4%
               ----------------------------------------------------------------------------------
    5,000,000  Monsato Co., Medium Term Note 5.73%, 12/22/1995                                          4,959,696
               ----------------------------------------------------------------------------------  --------------
               FINANCE--1.4%
               ----------------------------------------------------------------------------------
    5,000,000  Dean Witter Discover & Co., Medium Term Note 5.77%, 4/1/1996                             4,984,282
               ----------------------------------------------------------------------------------
               SERVICES--2.7%
               ----------------------------------------------------------------------------------
   10,000,000  WMX Technologies 6.03%, 6/15/1996                                                        9,930,053
               ----------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE BONDS                                                                   69,873,811
               ----------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCY--2.8%
-------------------------------------------------------------------------------------------------
   10,000,000  Federal Home Loan Bank 6.00%, 10/4/1996                                                 10,000,000
               ----------------------------------------------------------------------------------  --------------
(B) NOTE-VARIABLE--2.8%
-------------------------------------------------------------------------------------------------
   10,000,000  Comerica Bank Detroit, MI, Medium Term Note 5.85%, 11/7/1995                             9,999,648
               ----------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENTS--25.8%
-------------------------------------------------------------------------------------------------
   30,000,000  Daiwa Securities America, Inc., 5.85%, dated 10/31/1995,
               due 11/1/1995                                                                           30,000,000
               ----------------------------------------------------------------------------------



INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
(C) REPURCHASE AGREEMENTS--CONTINUED
-------------------------------------------------------------------------------------------------
$  30,000,000  Donaldson Lufkin & Jenrette Securities Corp., 5.85%,
               dated 10/31/1995, due 11/1/1995                                                     $   30,000,000
               ----------------------------------------------------------------------------------
   33,549,000  First Chicago Capital Markets, Inc., 5.85%, dated 10/31/1995,
               due 11/1/1995                                                                           33,549,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                             93,549,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST (D)                                            $  363,050,715
               ----------------------------------------------------------------------------------  --------------


 (a) Each issue shows the rate of discount at the time of purchase.

 (b) Floating rate note with current rate and next reset date shown.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($362,709,024) at October 31, 1995.
(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                               $   93,549,000
---------------------------------------------------------------------------------
Investments in securities                                                             269,501,715
---------------------------------------------------------------------------------  --------------
     Total investments in securities,
     at amortized cost and value                                                                   $  363,050,715
-------------------------------------------------------------------------------------------------
Cash                                                                                                          936
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       1,400,326
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     364,451,977
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                             1,551,782
---------------------------------------------------------------------------------
Accrued expenses                                                                          191,171
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  1,742,953
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 362,709,024 shares outstanding                                                      $  362,709,024
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
CLASS A SHARES:
-------------------------------------------------------------------------------------------------
$283,664,099 / 283,664,099 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
CLASS B SHARES:
-------------------------------------------------------------------------------------------------
$79,044,925 / 79,044,925 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  9,037,022
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    602,516
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    190,131
--------------------------------------------------------------------------------------
Custodian fees                                                                                30,126
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      24,703
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     10,092
--------------------------------------------------------------------------------------
Auditing fees                                                                                  6,628
--------------------------------------------------------------------------------------
Legal fees                                                                                     2,862
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     33,892
--------------------------------------------------------------------------------------
Shareholder services fee--
Class A Shares                                                                               334,122
--------------------------------------------------------------------------------------
Share registration costs                                                                      25,456
--------------------------------------------------------------------------------------
Printing and postage                                                                           8,886
--------------------------------------------------------------------------------------
Insurance premiums                                                                             3,615
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        1,273,029
--------------------------------------------------------------------------------------
Waiver--
--------------------------------------------------------------------------------------
     Waiver of investment advisory fee                                                      (376,572)
--------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                     896,457
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                  $  8,140,565
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                               (UNAUDITED)          YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                       $        8,140,565   $      12,028,855
-------------------------------------------------------------------------  --------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------
  Class A Shares                                                                    (7,176,444)        (12,028,855)
-------------------------------------------------------------------------
  Class B Shares                                                                      (964,121)                  0
-------------------------------------------------------------------------  --------------------  -----------------
     Change in net assets resulting from distributions to shareholders              (8,140,565)        (12,028,855)
-------------------------------------------------------------------------  --------------------  -----------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                     1,137,131,003       1,885,542,162
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                               3,157,279           5,979,695
-------------------------------------------------------------------------
Cost of shares redeemed                                                         (1,011,186,106)     (1,968,503,461)
-------------------------------------------------------------------------  --------------------  -----------------
     Change in net assets resulting from share transactions                        129,102,176         (76,981,604)
-------------------------------------------------------------------------  --------------------  -----------------
          Change in net assets                                                     129,102,176         (76,981,604)
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                                233,606,848         310,588,452
-------------------------------------------------------------------------  --------------------  -----------------
End of period                                                               $      362,709,024   $     233,606,848
-------------------------------------------------------------------------  --------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                          ENDED
                                       (UNAUDITED)
                                       OCTOBER 31,                           YEAR ENDED APRIL 30,
                                          1995          1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                                  $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                      0.03          0.05       0.03       0.03       0.05       0.07        0.08
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                    (0.03)        (0.05)     (0.03)     (0.03)     (0.05)     (0.07)      (0.08)
-----------------------------------        ------     ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD          $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------        ------     ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                             2.74%         4.66%      2.73%      2.99%      4.89%      7.55%       7.99%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                                   0.62%*        0.61%      0.59%      0.58%      0.54%      0.53%       0.40%*
-----------------------------------
  Net investment income                      5.37%*        4.51%      2.70%      2.91%      4.73%      7.26%       8.24%*
-----------------------------------
  Expense waiver/ reimbursement (c)          0.25%*         --        0.02%      0.04%      0.08%      0.08%       0.23%*
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                          $283,664      $233,607   $310,588   $423,355   $309,009   $371,994    $328,434
-----------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 1, 1989 (date of initial public investment) to April 30, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                             SIX MONTHS ENDED
                                                                                                (UNAUDITED)
                                                                                            OCTOBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $    1.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income                                                                               0.03
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------
  Distributions from net investment income                                                           (0.03)
----------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                   $    1.00
----------------------------------------------------------------------------------------           -------
TOTAL RETURN (B)                                                                                      2.87%
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
  Expenses                                                                                            0.37%*
----------------------------------------------------------------------------------------
  Net investment income                                                                               5.62%*
----------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                    0.25%*
----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                 $79,045
----------------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from June 13, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                             RATING           VALUE
MUNICIPALS--93.9% --------------------------------------------------------------
                 KANSAS--4.4%
                 ---------------------------------------------------------------
$     1,000,000  Burlington, KS, PCR, 3.70% (Project A)/(Refunding Bonds
                 Pollution Control)/(Toronto Dominion Bank LOC), 11/16/1995       AA/A-1+           $   1,000,000
                 ---------------------------------------------------------------
      2,000,000  Burlington, KS, PCR, 3.80% (Project A)/(Refunding Bonds
                 Pollution Control)/(Toronto Dominion Bank LOC), 11/2/1995        AA/A-1+               2,000,000
                 ---------------------------------------------------------------                    -------------
                 Total                                                                                  3,000,000
                 ---------------------------------------------------------------                    -------------
                 MICHIGAN--89.5%
                 ---------------------------------------------------------------
      2,800,000  Ann Arbor, MI, Public School District, 4.75% (School
                 Improvements Refunding Bonds)/(Qualified State Loan Bond Fund),
                 5/1/1996                                                         AA                    2,815,673
                 ---------------------------------------------------------------
      1,100,000  Delta County, MI, EDC, 3.45% (Mead Paper Pollution
                 Control)/(Swiss Bank LOC), 11/6/1995                             Aa1/P-1               1,100,000
                 ---------------------------------------------------------------
        600,000  Delta County, MI, EDC, 3.45% (Mead Paper Pollution
                 Control)/(Union Bank of Switzerland LOC), 11/6/1995              Aaa/P-1                 600,000
                 ---------------------------------------------------------------
      2,040,000  Delta County, MI, EDC, 3.45% (Mead Paper Pollution
                 Control)/(Union Bank of Switzerland LOC), 12/4/1995              Aaa/P-1               2,040,000
                 ---------------------------------------------------------------
        560,000  Delta County, MI, EDC, 3.55% (Mead Paper Pollution
                 Control)/(Union Bank of Switzerland LOC),
                 11/27/1995                                                       Aaa/P-1                 560,000
                 ---------------------------------------------------------------
        500,000  Delta County, MI, EDC, 3.70% (Mead Paper Pollution
                 Control)/(Union Bank of Switzerland LOC), 1/11/1996              Aaa/P-1                 500,000
                 ---------------------------------------------------------------
      1,000,000  Delta County, MI, EDC, 3.75% (Mead Paper Pollution
                 Control)/(Union Bank of Switzerland LOC), 1/10/1996              Aaa/P-1               1,000,000
                 ---------------------------------------------------------------
        970,000  Farmington Hills, MI, EDC, 4.15% (Marketing
                 Display)/(Comerica Bank LOC) (Subject to AMT),
                 3/1/1996                                                         NR                      970,000
                 ---------------------------------------------------------------
      1,000,000  Grand Rapids, MI, EDC, Weekly VRDNs (Series C), (Calder
                 Refunding Bonds)/(Old Kent Bank LOC)/ (Subject to AMT)           A/A-1                 1,000,000
                 ---------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                             RATING           VALUE
SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                 MICHIGAN--CONTINUED
                 ---------------------------------------------------------------
$       300,000  Grand Rapids, MI, EDC, Weekly VRDNs (140 Monroe Ltd.
                 Partnership)/(Old Kent Bank LOC)                                 NR                $     300,000
                 ---------------------------------------------------------------
        425,000  Grand Rapids, MI, EDC, Weekly VRDNs (140 Monroe Ltd.
                 Partnership)/(Old Kent Bank LOC)                                 NR                      425,000
                 ---------------------------------------------------------------
      1,000,000  Grand Rapids, MI, EDC, Weekly VRDNs (Amway Hotel Corp. Refund
                 Bonds)/(Old Kent Bank LOC)                                       A/A-1                 1,000,000
                 ---------------------------------------------------------------
      1,000,000  Grand Rapids, MI, EDC, Weekly VRDNs (Series C)/ (Amway Hotel
                 Corp. Refunding Bonds)/(Old Kent Bank LOC)                       A/A-1                 1,000,000
                 ---------------------------------------------------------------
        920,000  Grand Rapids, MI, IDR, Weekly VRDNs (Classic Die, Inc.
                 Refunding Bonds)/(National Bank of Detroit LOC)/(Subject to
                 AMT)                                                             NR                      920,000
                 ---------------------------------------------------------------
        400,000  Kalamazoo, MI, Hospital Finance Authority, 3.75% (Bronson
                 Methodist Hospital Refunding Bonds)/ (National Bank of Detroit
                 LOC), 12/1/1995                                                  Aa2/VMIG1               400,000
                 ---------------------------------------------------------------
        700,000  Lapeer, MI, EDC, Weekly VRDNs (Rochester Gear)/ (Comerica Bank
                 LOC)/(Subject to AMT)                                            NR                      700,000
                 ---------------------------------------------------------------
      1,050,000  Livingston, MI, Educational Service Agency, 4.00% TAN (School
                 Improvements Special Education),
                 4/1/1996                                                         NR                    1,051,274
                 ---------------------------------------------------------------
        500,000  Michigan Higher Education Student Loan, Weekly VRDNs (Series
                 X11-B)/(Student Loan Refunding Bonds)/(AMBAC Insured)/(Subject
                 to AMT)                                                          Aaaa/VMIG1              500,000
                 ---------------------------------------------------------------
      2,500,000  Michigan Higher Education Student Loan, Weekly VRDNs (Series
                 X11-B)/(Student Loans Refunding Bonds)/(AMBAC Insured)/(Subject
                 to AMT)                                                          Aaa/VMIG1             2,500,000
                 ---------------------------------------------------------------
      1,700,000  Michigan Higher Education Student Loan, Weekly VRDNs (Student
                 Loans Refunding Bonds)/(AMBAC Insured)/(Subject to AMT)          Aaa/VMIG1             1,700,000
                 ---------------------------------------------------------------
      2,000,000  Michigan Municipal Bond Authority, 4.50% (Series B)/(Cash Flow
                 Management Miscellaneous Purposes), 7/3/1996                     Sp1+                  2,009,024
                 ---------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                             RATING           VALUE
SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                 MICHIGAN--CONTINUED
                 ---------------------------------------------------------------
$     1,500,000  Michigan Municipal Bond Authority, 5.00% (Series A)/(Cash Flow
                 Management Miscellaneous Purposes), 5/3/1996                     Sp1+              $   1,505,422
                 ---------------------------------------------------------------
        800,000  Michigan State Hospital Finance Authority, Weekly VRDNs (Mount
                 Clemens Hospital)/(Comerica Bank LOC)                            A1/VMIG1                800,000
                 ---------------------------------------------------------------
      1,800,000  Michigan State Hospital Finance Authority, Weekly VRDNs (Series
                 A)/(Hospital Equipment Loan Program)/(First of America LOC)      A1/VMIG1              1,800,000
                 ---------------------------------------------------------------
      1,000,000  Michigan State Hospital Finance Authority, Weekly VRDNs (Series
                 A)/(Hospital Equipment Loan
                 Program)/(First of America LOC)                                  A1/VMIG1              1,000,000
                 ---------------------------------------------------------------
      1,500,000  Michigan State Housing Authority Development Authority, 3.65%
                 (Series A)/(State Multi-Family
                 Housing)/(Sanwa Bank Ltd. LOC)/(Subject to AMT),
                 11/28/1995                                                       Aa3/VMIG1             1,500,000
                 ---------------------------------------------------------------
      1,100,000  Michigan State Housing Development Authority, 3.65% (Series
                 A)/(State Multi-Family Housing)/ (Sanwa Bank Ltd. LOC)/(Subject
                 to AMT), 11/28/1995                                              Aa3/VMIG1             1,100,000
                 ---------------------------------------------------------------
         85,000  Michigan State Housing Development Authority, 4.65% (Series
                 A)/(Single Family Housing Refunding Bonds)/(FHA/VA Backed),
                 12/1/1995                                                        AA+                      85,000
                 ---------------------------------------------------------------
      3,000,000  Michigan State Housing Development Authority, Weekly VRDNs
                 (Series C)/(Rental Housing Revenue Refunding Bonds)/(Credit
                 Suisse LOC)                                                      AA+/A-1+              3,000,000
                 ---------------------------------------------------------------
      2,000,000  Michigan State Housing Development Authority, Weekly VRDNs
                 (Series C)/(Rental Housing Revenue Refunding Bonds)/(Credit
                 Suisse LOC)                                                      AA+/A-1+              2,000,000
                 ---------------------------------------------------------------
        200,000  Michigan State Strategic Fund Limited Obligation Revenue, 4.60%
                 (Joseph E. Gesmundo Trust Project)/ (First of America
                 LOC)/(Subject to AMT), 11/15/1995                                NR                      200,000
                 ---------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                             RATING           VALUE
SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                 MICHIGAN--CONTINUED
                 ---------------------------------------------------------------
$       210,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Kay Screen Printing, Inc.)/ (Comerica Bank LOC)    NR                $     210,000
                 ---------------------------------------------------------------
      2,000,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Louisiana Pacific Corp.)                           Aa2                   2,000,000
                 ---------------------------------------------------------------
        500,000  Michigan State Strategic Fund Limited Obligation
                 Revenue, Weekly VRDNs (Pilot Industries, Inc.
                 Project)/(National Bank of Detroit LOC)/(Subject
                 to AMT)                                                          NR                      500,000
                 ---------------------------------------------------------------
        320,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Riverfront Development Co. Project B)              NR                      320,000
                 ---------------------------------------------------------------
         45,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Riverfront Development Co. Project C)              NR                       45,000
                 ---------------------------------------------------------------
        390,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Riverfront Development Co. Project D)              NR                      390,000
                 ---------------------------------------------------------------
        105,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Riverfront Development Co. Project E)              NR                      105,000
                 ---------------------------------------------------------------
         25,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Riverfront Development Co. Project F)              NR                       25,000
                 ---------------------------------------------------------------
        120,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Riverfront Development Co. Project A)              NR                      120,000
                 ---------------------------------------------------------------
         15,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Riverfront Development Co. Project A)              NR                       15,000
                 ---------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                             RATING           VALUE
SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                 MICHIGAN--CONTINUED
                 ---------------------------------------------------------------
$       800,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Riverfront Development Co. Project B)              NR                $     800,000
                 ---------------------------------------------------------------
         35,000  Michigan State Strategic Fund Limited Obligation
                 Revenue, Weekly VRDNs (Riverfront Development
                 Co. Project B)                                                   NR                       35,000
                 ---------------------------------------------------------------
      1,500,000  Michigan State Strategic Fund Limited Obligation
                 Revenue, Weekly VRDNs (Rood Industries, Inc.
                 Project)/(National Bank of Detroit Insured)/(Subject
                 to AMT)                                                          NR                    1,500,000
                 ---------------------------------------------------------------
      1,500,000  Michigan State Strategic Fund Limited Obligation
                 Revenue, Weekly VRDNs (Rowe Thomas Co.
                 Project)/(Comerica Bank LOC)/(Subject to AMT)                    NR                    1,500,000
                 ---------------------------------------------------------------
        350,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Series A)/(Whitehall Industries)/(Comerica Bank
                 LOC)/(Subject to AMT)                                            VMIG1                   350,000
                 ---------------------------------------------------------------
        350,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Series A-5)/(Sarbeth Investments)/(Comerica Bank
                 LOC)/(Subject to AMT)                                            VMIG1                   350,000
                 ---------------------------------------------------------------
        600,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Series C)/(Comerica Bank LOC)                      VMIG1                   600,000
                 ---------------------------------------------------------------
        150,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Series A)/(Whitehall Industries)/(Comerica Bank
                 LOC)/(Subject to AMT)                                            VMIG1                   150,000
                 ---------------------------------------------------------------
        255,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Starboard Project)/ (Comerica Bank LOC)/(Subject
                 to AMT)                                                          NR                      255,000
                 ---------------------------------------------------------------
         15,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Starboard Project)/ (Comerica Bank LOC)/(Subject
                 to AMT)                                                          NR                       15,000
                 ---------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                             RATING           VALUE
SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                 MICHIGAN--CONTINUED
                 ---------------------------------------------------------------
$       500,000  Michigan State Strategic Fund Limited Obligation Revenue,
                 Weekly VRDNs (Waltec America Forgings)/ (Subject to AMT)         NR                $     500,000
                 ---------------------------------------------------------------
      2,500,000  Michigan State Strategic Fund Limited Obligation
                 Revenue, Weekly VRDNs (Waste Systems, Inc.
                 Project)/(Bank of America LOC)                                   A1/VMIG1              2,500,000
                 ---------------------------------------------------------------
      1,000,000  Michigan State Strategic Fund Limited Obligation
                 Revenue, Weekly VRDNs (Waste Systems, Inc.
                 Project)/(Bank of America LOC)                                   A1/VMIG1              1,000,000
                 ---------------------------------------------------------------
      1,000,000  Michigan State Strategic Fund Solidwaste Disposal
                 Revenue, Weekly VRDNs (Grayling Generating
                 Project)/(Barclays Bank LOC)/(Subject to AMT)                    Aa2/VMIG1             1,000,000
                 ---------------------------------------------------------------
      1,400,000  Michigan State Strategic Fund Solidwaste Disposal
                 Revenue, Weekly VRDNs (Grayling Generating
                 Project)/(Barclays Bank LOC)/(Subject to AMT)                    Aa2/VMIG1             1,400,000
                 ---------------------------------------------------------------
        300,000  Michigan State Strategic Fund Solidwaste Disposal
                 Revenue, Weekly VRDNs (Grayling Generating
                 Project)/(Barclays Bank LOC)/(Subject to AMT)                    Aa2/VMIG1               300,000
                 ---------------------------------------------------------------
      1,500,000  Michigan State Strategic Fund, 3.55% (Dow Chemical Co.),
                 12/5/1995                                                        A1/P-1                1,500,000
                 ---------------------------------------------------------------
      1,000,000  Michigan State Strategic Fund, IDR, Weekly VRDNs (Allen Group,
                 Inc. Project)/(Dresdner Bank A.G. LOC)                           Aaa/VMIG1             1,000,000
                 ---------------------------------------------------------------
        200,000  Michigan State Strategic Fund, IDR, Weekly VRDNs (Allen Group,
                 Inc. Project)/(Dresdner Bank A.G. LOC)                           Aaa/VMIG1               200,000
                 ---------------------------------------------------------------
        500,000  Michigan State Strategic Fund, PCR, 3.40% (Dow Chemical Co.
                 Project), 11/3/1995                                              A1/P-1                  500,000
                 ---------------------------------------------------------------
        500,000  Michigan State Strategic Fund, PCR, 3.75% (Dow Chemical Co.
                 Project), 11/1/1995                                              A1/P-1                  500,000
                 ---------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                             RATING           VALUE
SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                 MICHIGAN--CONTINUED
                 ---------------------------------------------------------------
$     1,000,000  Michigan State Strategic Fund, PCR, 3.75% (Dow Chemical
                 Co.)/(North Carolina National Bank SPA), 1/24/1996               A1/P-1            $   1,000,000
                 ---------------------------------------------------------------
      1,050,000  Michigan State Strategic Fund, PCR, Weekly VRDNs (General
                 Motors Corp. Project)                                            A3/VMIG1              1,050,000
                 ---------------------------------------------------------------
        420,000  Michigan State Strategic Fund, PCR, Weekly VRDNs (General
                 Motors Corp. Project)                                            A3/VMIG1                420,000
                 ---------------------------------------------------------------
        185,000  Michigan State Strategic Fund, PCR, Weekly VRDNs (General
                 Motors Corp. Project)                                            A3/VMIG1                185,000
                 ---------------------------------------------------------------
        215,000  Michigan State Strategic Fund, PCR, Weekly VRDNs (General
                 Motors Corp. Project)                                            A3/VMIG1                215,000
                 ---------------------------------------------------------------
      1,600,000  Michgan State Strategic Fund, PCR, Weekly VRDNs (General Motors
                 Corp. Project)                                                   A3/VMIG1              1,600,000
                 ---------------------------------------------------------------
        500,000  Michigan State Strategic Fund, PCR, Weekly VRDNs (General
                 Motors Corp. Project)                                            A3/VMIG1                500,000
                 ---------------------------------------------------------------
        650,000  Michigan State Strategic Fund, PCR, Weekly VRDNs, (General
                 Motors Corp. Project)                                            A3/VMIG1                650,000
                 ---------------------------------------------------------------
        150,000  Oakland County, MI, EDC, 4.60% (Orchard Maple Project)/(First
                 of America LOC), 11/15/1995                                      A-1+                    150,000
                 ---------------------------------------------------------------                    -------------
                 Total                                                                                 61,536,393
                 ---------------------------------------------------------------                    -------------
                 TOTAL SHORT-TERM MUNICIPAL SECURITIES                                                 64,536,393
                 ---------------------------------------------------------------                    -------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

    SHARES                                                                                              VALUE
MUTUAL FUNDS--6.0%
--------------------------------------------------------------------------------
        655,000  Dreyfus Tax-Exempt Money Market Fund                                               $     655,000
                 ---------------------------------------------------------------
      3,492,000  Nuveen Tax-Exempt Money Market                                                         3,492,000
                 ---------------------------------------------------------------                    -------------
                 TOTAL MUTUAL FUNDS                                                                     4,147,000
                 ---------------------------------------------------------------                    -------------
                 TOTAL INVESTMENTS, AT AMORTIZED COST (A)                                           $  68,683,393
                 ---------------------------------------------------------------                    -------------


(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($68,765,175) at October 31, 1995.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond
       Assurance Corporation
AMT--Alternative Minimum Tax
EDC--Economic Development Commission
FHA--Federal Housing Administration
FHA/VA--Federal Housing Administration/
        Veterans Administration
IDR--Industrial Development Revenue
LOC--Letter of Credit
PCR--Pollution Control Revenue
SPA--Standby Purchase Agreement
TAN--Tax Anticipation Note
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                         $  68,683,392
---------------------------------------------------------------------------------------------------
Cash                                                                                                         5,722
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          334,668
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       69,023,782
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                              $  180,880
---------------------------------------------------------------------------------------
Accrued expenses                                                                             77,727
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     258,607
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 68,765,175 shares outstanding                                                         $  68,765,175
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
$68,765,175 / 68,765,175 shares outstanding                                                                  $1.00
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  1,349,875
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  140,118
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     44,383
----------------------------------------------------------------------------------------
Custodian fees                                                                                14,467
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      14,712
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,242
----------------------------------------------------------------------------------------
Auditing fees                                                                                  7,111
----------------------------------------------------------------------------------------
Legal fees                                                                                     1,962
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     18,846
----------------------------------------------------------------------------------------
Share registration costs                                                                       7,041
----------------------------------------------------------------------------------------
Printing and postage                                                                           4,694
----------------------------------------------------------------------------------------
Insurance premiums                                                                             2,592
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,401
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          259,569
----------------------------------------------------------------------------------------
Waiver--
----------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                          (70,059)
----------------------------------------------------------------------------------------  ----------
     Net expenses                                                                                          189,510
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  1,160,365
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                               (UNAUDITED)          YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                        $      1,160,365     $    1,741,700
-------------------------------------------------------------------------  --------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income                                           (1,160,365)        (1,741,700)
-------------------------------------------------------------------------  --------------------  ----------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                      243,812,780        397,857,305
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                762,359          1,275,765
-------------------------------------------------------------------------
Cost of shares redeemed                                                          (242,666,367)      (387,290,113)
-------------------------------------------------------------------------  --------------------  ----------------
     Change in net assets resulting from share transactions                         1,908,772         11,842,957
-------------------------------------------------------------------------  --------------------  ----------------
          Change in net assets                                                      1,908,772         11,842,957
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                                66,856,403         55,013,446
-------------------------------------------------------------------------  --------------------  ----------------
End of period                                                                $     68,765,175     $   66,856,403
-------------------------------------------------------------------------  --------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                          ENDED
                                       (UNAUDITED)
                                       OCTOBER 31,                           YEAR ENDED APRIL 30,
                                          1995          1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                                  $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                      0.02          0.03       0.02       0.02       0.04       0.05        0.05
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                    (0.02)        (0.03)     (0.02)     (0.02)     (0.04)     (0.05)      (0.05)
-----------------------------------        ------     ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD          $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------        ------     ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                             1.69%         2.81%      1.98%      2.27%      3.68%      5.18%       5.14%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                                   0.54%*        0.59%      0.50%      0.53%      0.50%      0.67%       0.44%*
-----------------------------------
  Net investment income                      3.31%*        2.80%      1.96%      2.23%      3.51%      5.02%       0.00%*
-----------------------------------
  Expense waiver/ reimbursement (c)          0.20%*        0.21%      0.22%      0.20%      0.39%      0.19%       0.39%*
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                           $68,765       $66,856    $55,013    $84,763    $71,745    $31,705     $28,921
-----------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 14, 1989 (date of initial public investment) to April 30, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MONEY MARKET FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of five diversified portfolios and two non-diversified portfolios. The financial statements included herein present only those of Independence One Michigan Municipal Cash Fund ("Michigan Municipal Cash Fund"), Independence One Prime Money Market Fund ("Prime Money Market Fund"), and Independence One U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund"), collectively referred to as the "Funds." The financial statements of the other portfolios are presented seperately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective May 1, 1995, Prime Money Markets Fund's existing shares (Investment Shares) were designated "Class A" shares and a new class of shares was designated "Class B" shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method over a period of five years from each Funds' commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, Prime Money Market Fund, Michigan Municipal Cash Fund, and U.S. Treasury Money Market Fund, capital paid-in aggregated $362,709,024, $68,765,175, and $278,352,567, respectively. Transactions in shares were as follows:

                                                                                     PRIME MONEY MARKET FUND
                                                                                   SIX MONTHS          YEAR
                                                                                     ENDED            ENDED
                                                                                  OCTOBER 31,       APRIL 30,
CLASS A SHARES                                                                       1995             1995
------------------------------------------------------------------------------
Shares sold                                                                        964,015,855      1,885,542,162
-------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                   3,128,125          5,979,695
-------------------------------------------------------------------------------
Shares redeemed                                                                   (917,086,480)    (1,968,503,461)
-------------------------------------------------------------------------------  --------------  ----------------
                                                                                    50,057,500        (76,981,604)
                                                                                 --------------  ----------------



INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                     PERIOD            YEAR
                                                                                     ENDED            ENDED
                                                                                  OCTOBER 31,       APRIL 30,
CLASS B SHARES                                                                       1995*            1995
------------------------------------------------------------------------------
Shares sold                                                                        173,115,148          --
-------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                      29,154          --
-------------------------------------------------------------------------------
Shares redeemed                                                                    (94,099,626)         --
-------------------------------------------------------------------------------  --------------  ----------------
                                                                                    79,044,676          --
                                                                                 --------------  ----------------
     Net change resulting from share transactions                                  129,102,176        (76,981,604)
-------------------------------------------------------------------------------  --------------  ----------------


*For the period from June 13, 1995 (date of initial public investment) to October 31, 1995.

                                                     MICHIGAN MUNICIPAL                  U.S. TREASURY
                                                         CASH FUND                     MONEY MARKET FUND
                                                 SIX MONTHS         YEAR          SIX MONTHS           YEAR
                                                   ENDED           ENDED            ENDED             ENDED
                                                OCTOBER 31,      APRIL 30,       OCTOBER 31,        APRIL 30,
                                                    1995            1995             1995              1995
---------------------------------------------
Shares sold                                      243,812,780      397,857,305     1,170,694,342     1,859,720,057
---------------------------------------------
Shares issued to shareholders in
payment of distributions declared                    762,359        1,275,765         3,363,168         5,250,905
---------------------------------------------
Shares redeemed                                 (242,666,367)    (387,290,113)   (1,140,592,132)   (1,835,916,082)
---------------------------------------------  --------------  --------------  ----------------  ----------------
     Net change resulting from share
     transactions                                  1,908,772       11,842,957        33,465,378        29,054,880
---------------------------------------------  --------------  --------------  ----------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee of
0.40 of 1% of each of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Michigan National Bank, the Prime Money Market Fund will pay Michigan National Bank up to 0.25 of 1% of daily average net assets of the Class A shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Trust are Officers and Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at October 31, 1995, 62% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14% of total investments.

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                                           Edward C. Gonzales
Harold Berry                                              President and Treasurer
Clarence G. Frame                                         Jeffrey W. Sterling
Harry J. Nederlander                                      Vice President and Assistant Treasurer
Thomas S. Wilson                                          Jay S. Neuman
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



                                                                  INDEPENDENCE
                                                                           ONE
                                                               U.S. GOVERNMENT
                                                                    SECURITIES
                                                                          FUND
                                                            SEMI-ANNUAL REPORT
                                                               TO SHAREHOLDERS
                                                              OCTOBER 31, 1995





[LOGO]



[LOGO] FEDERATED SECURITIES CORP.
       --------------------------
       Distributor

       A subsidiary of FEDERATED INVESTORS              [LOGO]

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779


       453777807
       G01200-05 (12/95)                     [LOGO]

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of Independence One U.S. Government Securities Fund for the six-month period ended October 31, 1995. Inside, you will find complete financial information for the fund--beginning with the portfolio manager's investment review, which is followed by a complete list of investments and financial statements.

The fund continued to put your money to work pursuing competitive income from a portfolio of U.S. government securities. At the end of the period, 85.5% of fund assets were invested in U.S. Treasury obligations, while the remaining assets were invested in government agency securities and in a repurchase agreement fully backed by U.S. government securities.+
Dividends paid to shareholders during the period totaled $0.30 per share. The fund's net asset value increased from $9.79 on the first day of the period to $10.28 on the last day of the period. The earnings and increase in share price helped the fund deliver a total return of 8.19% over the period. Total assets in the fund at the end of the period stood at $68.6 million.*

Thank you for putting your money to work through this portfolio of U.S. government securities. As always, we welcome your questions, comments, or suggestions.

Sincerely,

Edward C. Gonzales
President
December 15, 1995

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+  Shares of the Fund are not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The shares of Independence One U.S. Government Securities Fund represent interests in the fund, which is one of a series of investment portfolios in the Independence One Mutual Funds, an open-end, management investment company. The investment objective of the fund is to seek high current income. In pursuing this objective, the fund's portfolio will also be managed in an effort to seek total return. The fund invests only in U.S. government securities.

Intermediate-term interest rates have fallen since April 30, 1995 (the date of our last Annual Report). For example, ten-year Treasury notes fell in yield over 100 basis points in this period, from 7.05% to 6.01%. This trend in interest rates has led to an appreciation in the underlying assets of the Fund, as reflected by the increase in the net asset value per share from $9.79 on April 30, 1995 to $10.28 on October 31, 1995. Total return for the six month period ended October 31, 1995 was 8.19%.* Total net assets of the fund are approximately $68.6 million. The average maturity for the fund as of October 31, 1995 was 7.7 years.

The Federal Reserve Open Market Committee (the "Committee") meets eight times a year to deliberate monetary policy. The Committee has been inactive during most of 1995. The year began with its federal funds target rate of 5.50% and its official discount rate at 4.75%. On February 1, 1995, both benchmark rates were increased by 50 basis points in response to continued signs of economic strength and fears of building inflation pressures. This increase in managed interest rates turned out to be the last in the Committee's twelve month tightening program that raised the federal funds rate a total of 300 basis points. When it became apparent that the economy had indeed slowed its rate of growth the Committee reversed its stance. It lowered the federal funds rate by 25 basis points to 5.75% after its July 6th meeting. Federal Reserve (the "Fed") policymakers have left this key rate unchanged since that time.

The pace of economic activity picked up during the second half of 1995. Gross Domestic Product rose 4.2% during the third quarter and is expected to grow at a 2.8% annual rate during the fourth quarter. The unemployment rate has stayed below 6% all year, and its most recent reading was 5.5% for the month of October.

All in all, the Fed should be pleased with the overall health of the economy and the strong performance of both the equity and credit markets. It is our opinion that the Fed will need solid evidence to shift from their current posture of "wait and see."
The fund's investment adviser will continue to monitor economic and market developments to best serve our shareholders.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Independence One Mutual Funds shareholders was held on September 15, 1995. On June 5, 1995, the record date for shareholders voting at the meeting, there were 544,073,517 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                                                                   WITHHELD
 AGENDA                                                                                           AUTHORITY
  ITEM                                                   FOR         AGAINST       ABSTAIN         TO VOTE
   1. Election of Trustee of the Trust.*
      Thomas S. Wilson
                                                      242,098,318     4,562,052    44,281,883         0

   2. To approve or disapprove a new investment advisory contract between the Trust and Michigan National Bank.
                                                        5,604,341       151,697       582,643        N/A

   3. To approve or disapprove a new sub-advisory agreement between Independence One Capital Management
      Corporation and Michigan National Bank.
                                                        5,559,513       135,779       643,389        N/A


* The following Trustees of the Trust continued their terms as Trustee of the
  Trust: Robert E. Baker, Harold Berry, Clarence G. Frame, and Harry J. Nederlander.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--12.5%
--------------------------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE CORPORATION--4.5%
               -----------------------------------------------------------------------------------
$   3,000,000  6.55%, 10/2/2002                                                                     $   3,061,830
               -----------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.0%
               -----------------------------------------------------------------------------------
    5,000,000  8.25%, 12/18/2000                                                                        5,490,800
               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,389,165)                                   8,552,630
               -----------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--85.5%
--------------------------------------------------------------------------------------------------
               U.S. TREASURY BONDS--12.8%
               -----------------------------------------------------------------------------------
    5,500,000  7.125%, 2/15/2023                                                                        5,991,810
               -----------------------------------------------------------------------------------
    2,340,000  8.00%, 11/15/2021                                                                        2,799,623
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    8,791,433
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--72.7%
               -----------------------------------------------------------------------------------
   14,000,000  6.375%, 7/15/1999                                                                       14,285,460
               -----------------------------------------------------------------------------------
    9,500,000  6.375%, 8/15/2002                                                                        9,745,765
               -----------------------------------------------------------------------------------
    7,650,000  7.00%, 4/15/1999                                                                         7,947,662
               -----------------------------------------------------------------------------------
   10,000,000  7.25%, 2/15/1998                                                                        10,335,300
               -----------------------------------------------------------------------------------
    7,000,000  7.25%, 8/15/2004                                                                         7,578,760
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   49,892,947
               -----------------------------------------------------------------------------------  -------------
               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $56,269,323)                           58,684,380
               -----------------------------------------------------------------------------------  -------------



INDEPENDENCE ONE U.S. GOVERNMENT SECURITES FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
(A)REPURCHASE AGREEMENT--1.1%
--------------------------------------------------------------------------------------------------
$     770,000  First Chicago Capital Markets, Inc., 5.85%, dated 10/31/1995,
               due 11/1/1995 (at amortized cost)                                                    $     770,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $65,428,488)(B)                                   $  68,007,010
               -----------------------------------------------------------------------------------  -------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $65,428,488. The net unrealized depreciation on a federal tax basis amounts to $2,578,522 which is comprised of $2,578,522 appreciation and $0 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($68,641,681) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $65,428,488)                      $  68,007,010
---------------------------------------------------------------------------------------------------
Cash                                                                                                           306
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,017,831
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           15,864
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       69,041,011
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                              $  343,305
---------------------------------------------------------------------------------------
Accrued expenses                                                                             56,025
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     399,330
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 6,675,138 shares outstanding                                                          $  68,641,681
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $  67,082,228
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               2,578,522
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (1,019,069)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  68,641,681
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
($68,641,681 / 6,675,138 shares outstanding)                                                                $10.28
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  2,095,623
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   227,068
---------------------------------------------------------------------------------------
Administrative personnel and services fees                                                    41,063
---------------------------------------------------------------------------------------
Custodian fees                                                                                 9,537
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      13,040
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,076
---------------------------------------------------------------------------------------
Auditing fees                                                                                  5,579
---------------------------------------------------------------------------------------
Legal fees                                                                                     2,498
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     22,772
---------------------------------------------------------------------------------------
Share registration costs                                                                       9,732
---------------------------------------------------------------------------------------
Printing and postage                                                                           3,957
---------------------------------------------------------------------------------------
Insurance premiums                                                                             2,530
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  4,347
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          344,199
---------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                                         ($  194,418)
--------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                           (18,725)
--------------------------------------------------------------------------  -----------
     Total waivers                                                                          (213,143)
---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     131,056
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                     1,964,567
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           781,331
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     2,376,963
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     3,158,294
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  5,122,861
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1995      APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                        $    1,964,567       $    4,075,165
-----------------------------------------------------------------------
Net realized gain (loss) on investments ($781,331 net gain and $279,170
net loss, respectively, as computed for federal tax purposes)                       781,331           (1,670,661)
-----------------------------------------------------------------------
Net change in unrealized appreciation                                             2,376,963            1,212,851
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                               5,122,861            3,617,355
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                         (1,964,567)          (4,075,165)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      7,799,925            5,176,596
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (4,830,681)         (15,070,811)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                       2,969,244           (9,894,215)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                    6,127,538          (10,352,025)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              62,514,143           72,866,168
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                $   68,641,681       $   62,514,143
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)
                                                                 OCTOBER 31,          YEAR ENDED APRIL 30,
                                                                    1995          1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                              $    9.79     $    9.84  $   10.31   $   10.00
-------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------
  Net investment income                                                0.30          0.60       0.55        0.33
-------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               0.49         (0.05)     (0.47)       0.31
-------------------------------------------------------------       -------     ---------  ---------  -----------
  Total from investment operations                                     0.79          0.55       0.08        0.64
-------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------
  Distributions from net investment income                            (0.30)       (0.60)     (0.55)       (0.33)
-------------------------------------------------------------       -------     ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $      10.28     $    9.79  $    9.84  $    10.31
-------------------------------------------------------------       -------     ---------  ---------  -----------
TOTAL RETURN (B)                                                       8.19   %      5.90%      0.66%       4.61 %
-------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------
  Expenses                                                             0.40   %*      0.35%      0.31%       0.17 %*
-------------------------------------------------------------
  Net investment income                                                6.04   %*      6.23%      5.32%       5.59 %*
-------------------------------------------------------------
  Expense waiver/reimbursement (c)                                     0.66   %*      0.70%      0.70%       0.83 %*
-------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------
  Net assets, end of period (000 omitted)                           $68,642       $62,514    $72,866     $87,704
-------------------------------------------------------------
  Portfolio turnover                                                     61   %        75%        20%          0 %
-------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from January 11, 1993 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five diversified portfolios and two non-diversified portfolios. The financial statements included herein are only those of Independence One U.S. Government Securities Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTION--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

     At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $290,986, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                    EXPIRATION YEAR                                          EXPIRATION AMOUNT
                          2002                                                    $ 11,816
                          2003                                                    $279,170


     Additionally, net capital losses of $1,509,414 attributable to security transactions incurred after October 31, 1994 were treated as arising on May 1, 1995, the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in Fund shares were as follows:

                                                                            SIX MONTHS ENDED        YEAR ENDED
                                                                            OCTOBER 31, 1995      APRIL 30, 1995
Shares sold                                                                       769,620               534,859
-----------------------------------------------------------------------
Shares redeemed                                                                  (477,292)           (1,558,503)
-----------------------------------------------------------------------        ----------        ----------------
     Net change resulting from share transactions                                 292,328            (1,023,644)
-----------------------------------------------------------------------        ----------        ----------------


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Independence One Capital Management Corporation ("Sub-Adviser"), the Sub-Adviser will assist the Adviser in the purchase or sale of the Fund's portfolio instruments. The Sub-Adviser will perform its duties at no cost to the Adviser or the Fund.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $49,664 were borne initially by Federated Administrative Services.

The Fund has agreed to reimburse Federated Administrative Services for the organizational expenses during the five year period following the effective date. For the period ended October 31, 1995, the Fund paid $4,886 pursuant to this agreement.

GENERAL--Certain of the Officers and of the Trust are Officers and Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
October 31, 1995, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES--                                                                                          $  40,670,607
---------------------------------------------------------------------------------------------------  -------------
SALES--                                                                                              $  37,498,527
---------------------------------------------------------------------------------------------------  -------------


TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                                           Edward C. Gonzales
Harold Berry                                              President and Treasurer
Clarence G. Frame                                         Jeffrey W. Sterling
Harry J. Nederlander                                      Vice President and Assistant Treasurer
Thomas S. Wilson                                          Jay S. Neuman
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its